BORROWINGS - Committed credit facilities (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 8,252	£ 8,609
Credit facility maturing August 2029
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities	1,750
Borrowings	£ 0	£ 0